Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	¥ 146,809	$ 20,994	¥ 195,519	¥ 140,798
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(1,491,447)	(213,274)	(1,738,749)	(773,250)
Payment for long-term investments	(84,572)	(12,094)	(235,255)	(1,958)
Net cash generated from/(used in) investing activities	(12,735)	(1,821)	(358,860)	(71,818)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment for cash dividend	0	0	0	(31,254)
Net cash used in financing activities	(47,708)	(6,822)	(112,728)	(74,658)
Effect of exchange rate changes	(16,832)	(2,408)	16,920	14,652
Net increase/(decrease) in cash, cash equivalents and restricted cash	69,534	9,943	(259,149)	8,974
Cash, cash equivalents and restricted cash at beginning of the year	507,229	72,533	766,378	757,404
Cash, cash equivalents and restricted cash at end of the year	576,763	82,476	507,229	766,378
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	(50,635)	(7,241)	(16,630)	(66,321)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	0	0	(7,299)	0
Payment for long-term investments	(434)	(62)	(1,074)	(1,958)
Capital contribution to a subsidiary	(62,976)	(9,005)	(143,089)	0
Amounts due from subsidiaries	0	0	0	33,559
Repayment of employee loans	3,155	451	5,161	0
Net cash generated from/(used in) investing activities	(60,255)	(8,616)	(146,301)	31,601
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(6,168)	(882)	(10,949)	(4,750)
Payment for cash dividend	0	0	0	(31,254)
Net cash used in financing activities	(6,168)	(882)	(10,949)	(36,004)
Effect of exchange rate changes	(12,469)	(1,783)	18,350	58,530
Net increase/(decrease) in cash, cash equivalents and restricted cash	(129,527)	(18,522)	(155,530)	(12,194)
Cash, cash equivalents and restricted cash at beginning of the year	328,460	46,969	483,990	496,184
Cash, cash equivalents and restricted cash at end of the year	¥ 198,933	$ 28,447	¥ 328,460	¥ 483,990